Fair Value Disclosures - Summary of Amount by Which Contractual Principal Exceeds Fair Value for Loans and Other Receivables Measured at Fair Value Under Fair Value Option (Details) - USD ($)
$ in Thousands
	Nov. 30, 2019	Nov. 30, 2018
Fair Value Disclosures [Abstract]
Loans and other receivables	$ 1,546,516	$ 961,554
Loans and other receivables on nonaccrual status and/or 90 days or greater past due	197,215	158,392
Long-term debt and short-term borrowings	74,408	114,669
Loans and other receivables 90 days or greater past due	$ 22,200	$ 20,500